OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of operating lease revenues as lessor	Operating lease revenues are receivable as follows:

As at December 31
($ millions)	2018	2017
Less than 1 year	80	62
Between 1 and 5 years	376	246
More than 5 years	899	702
	1,355	1,010